Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


December 30, 2004


VIA EDGAR

US Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC  20549

Re:      Oak Associates Funds
         File Nos. 333-42115 and 811-08549

Ladies and Gentlemen:

On behalf of Oak Associates Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectus and Statement of Additional Information dated December 31, 2004, do not differ from those contained in the Trust's Post-Effective Amendment No. 14 which was filed with the Commission via EDGAR on December 30, 2004, accession number 0001135428-04-000645.

Please do no hesitate to contact me at (202) 739-5856 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford

John M. Ford


Enclosures